Leases - Schedule of Lease Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Expenses [Abstract]
Operating lease expenses	$ 60,657
Short-term lease expenses	86,864	81,538	80,385
Total lease expenses	147,521	81,538	$ 80,385
Operating lease right-of-use assets, net	483,431
Operating lease liabilities:
Current operating lease obligation	293,803
Non-current operating lease obligation	234,843
Total	$ 528,646
Weighted average remaining lease term (years)	1 year 9 months 3 days
Weighted average discount rate	5.36%